UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07959
Advisors Series Trust
(Exact name of registrant as specified in charter)
615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)
(414) 765-5340
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2005
Date of reporting period: June 30, 2005

Item 1. Report to Stockholders.

Al Frank Funds

Combining Prudence and Selection for Investment Tranquility

2005 Semi-Annual Report

100
SHARES

Al Frank Fund

Al Frank Dividend Value Fund

AlFrank

Al Frank Funds Combining Prudence and Selection for Investment Tranquility
100 SAHRES
2005 Semi-Annual Report
Al Frank Fund
Al Frank Dividend Value Fund
Al Frank

Al Frank Fund
Al Frank Dividend Value Fund
SEMI-ANNUAL REPORT
June 30, 2005
Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services (888) 263-6443
www.alfrankfunds.com

Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
www.alfrankfunds.com
August 2005
Dear Shareholder:
Not surprisingly, given that we have not significantly altered our value-oriented investment approach in the 28 years that we have been publishing The Prudent Speculator newsletter, this missive sounds very much like the one I penned for the 2004 Annual Report. After all, the key to our investment success has been in consistently implementing our bargain-hunting strategy no matter what may be happening in the overall equity markets.
Obviously, we know that we can not always have top-of-the-table performance over short time spans, but we hope that our shareholders share our long-term orientation. We are quite pleased with the returns on both of our funds since their inception, but it is important to note that they were not achieved without having to endure many short-term setbacks. For example, just this year VALUX was off nearly 9% in April, yet The Al Frank Fund is up more than 7% year-to-date as of this writing. The same is true for VALDX, as The Al Frank Dividend Value Fund was down more than 5% in April, but it is also ahead more than 7% year-to-date as of this writing.
The table below documents the long-term performance numbers of which I speak. Of course, despite the market-beating returns, we know that many shareholders will continue to try to time their purchases and sales of our Funds. Sadly, we know that quite a few short-term oriented folks have lost money investing in our Funds, even as both funds are priced near their all-time highs as of this writing. I have said it before and I will say it again, we wish we could force our shareholders to leave their money in our funds for the long-term, not for our sake, but for their sakes!
Quarter-End Performance as of June 30, 2005

					Since	Since
	6 Month				1/2/98	9/30/04*
	Average	Average Annualized			VALUX	VALDX
Fund Name	Annualized	1 Year	3 Years	5 Years	Inception	Inception
Al Frank Fund (VALUX) (fund inception date 1/2/98)	1.34%	12.04%	18.07%	14.08%	16.42%	16.76%
Al Frank Dividend Value Fund (VALDX) (fund inception date 10/1/04)*	3.16%	n/a	n/a	n/a	n/a	14.28%
Russell 2000 Index	-1.25%	9.44%	12.81%	5.70%	6.53%	12.66%
S&P 500 Index	-0.81%	6.32%	8.28%	-2.32%	4.33%	8.35%
Wilshire 5000 Index	.05%	8.23%	9.94%	-1.27%	4.77%	10.24%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting www.alfrankfunds.com.
The Funds impose a 2% redemption fee on shares held for less than 60 days.
Our mission is to continue to educate our shareholders and prospective shareholders about our approach and the merits of thinking long-term. We know that many are already receiving a heaping helping of our philosophical musings via their subscriptions to The Prudent Speculator newsletter, but we encourage those who are not subscribers to visit www.alfrankfunds.com/sar for additional information and to sign up for our free twice-monthly Buckingham Report service. The next time the going gets tough, we hope that you will think twice before redeeming and we think the Buckingham Reports just might encourage you to stay the course or even add to your holdings. Buying when the funds are down and redemptions are heaviest is precisely what I have done with my personal stakes in VALUX and VALDX. Of course, I am also happy to report that I have never sold a single share of either fund!
Remember that after rough sledding in 1998, VALUX roared back to return 60% in 1999 and after dismal returns in 2002, the Fund soared 78% in 2003. Not once during those difficult periods did we waver from our time-tested approach of buying and patiently holding undervalued stocks. In fact, the very same stocks that created the lousy returns were responsible for the tremendous recoveries!
Given that both of our Funds are broadly diversified, one or two winning or losing stocks do not make or break performance and, as is generally the case, thus far in 2005, favorable earnings comparisons powered the winning stocks while disappointing results drove the losers lower. VALUX benefited in the first six months of 2005 from strong gains in: energy stocks like Valero Energy, Holly Corp., Giant Industries, and Tesoro Petroleum; homebuilding stocks such as KB Home, Standard & Pacific, Toll Brothers and Hovnanian Enterprises; retail stocks like Abercrombie & Fitch, American Eagle Outfitters and Michaels Stores; technology stocks such as Diodes, Trident and Endwave; and healthcare stocks like Humana, Aetna, and McKesson. VALDX was powered higher by some of the same VALUX stellar performers such as Valero Energy, McKesson, KB Home and Standard & Pacific, but also by Empire Resources, Kaman Corp., HCA, Marathon Oil and Adtran.
Obviously, not all of our picks were winners. In the first six months of 2005, VALUX was held back by big losses in Avici Systems, Dura Automotive, InFocus, Gateway, and Adaptec. In VALDX, Doral Financial, Fedders, US Steel, Ford and International Paper were among the largest losers. Keep in mind that our largest holding in either fund is less than 1%, so individual losers are never very painful.

Our historical experience has proven that our winners win more than our losers lose and we will happily take the bad with the good, as our market-beating returns are proof that our time-tested approach works. Certainly, we are always working to improve our research, but the same fundamental analysis that gave us the top performers also led us to the laggards.
Those who are familiar with our investment approach are likely well aware that we remain very optimistic about the prospects for the securities we hold in our Funds. We focus on valuations, and with interest rates remaining low despite 10 Federal Reserve rate hikes, inflation staying contained even as the economy has picked up stream and corporate profits continuing to come in better than expected, we retain our bullish enthusiasm. Of course, we can never forget that the odds are stacked in our favor, given that stocks have historically returned 10% to 12% per annum, with undervalued equities performing even better.
While I recognize that VALUX and VALDX are classified as Small- to Mid-Cap Value Funds, I remind shareholders that we are never constrained by asset allocation style boxes. Take a look at the Top 10 Holdings (as a percentage of total assets on June 30, 2005) of each Fund to see what I mean. In VALUX, Humana, Valero Energy and D.R. Horton sport market capitalizations of more than $7 billion, not exactly small-cap, while in VALDX, companies like McKesson, Adtran and Best Buy could be considered more growth oriented as opposed to value-based.
TOP TEN HOLDINGS AS OF JUNE 30, 2005

VALUX
Humana	0.83%
Giant Industries	0.82%
Valero Energy	0.82%
Beazer Homes	0.81%
KB Home	0.79%
Ryland Group	0.79%
Holly Corp.	0.78%
Hovnanian Enterprises	0.75%
Standard Pacific	0.73%
D R Horton	0.73%
Valero Energy	0.91%
Kaman Corp	0.85%
Standard Pacific	0.79%
McKesson	0.77%
Empire Resources	0.75%
AdTran	0.74%
Best Buy	0.73%
Lennar Corp CL A	0.73%
HCA	0.73%
Frequency Electronics	0.72%
Fund holdings are subject to change and are not recommendations to buy or sell any security
We seek bargains wherever they reside. If Blue-Chips are cheap, we will buy them. If technology stocks are undervalued, we will not hesitate to pick them up. We believe that if we limit our investment universe by market-cap or value-versus-growth distinctions, then we are likely to limit our returns!

All of us at Al Frank Asset Management appreciate the patronage of our long-term oriented shareholders and we continue to be guided by the motto, “In order to turn ordinary into extraordinary, you put in the extra.” After all, our money is invested right beside yours!
Sincerely,
John Buckingham
President & Chief Portfolio Manager
Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. References to other mutual funds should not be interpreted as an offer of those funds.
Investing in securities of small and medium-capitalization companies involves greater price volatility than large-capitalization companies.
Investment performance reflects voluntary fee waivers. In the absence of such waivers, total returns would be reduced. Short term performance, in particular, is not a good indication of a fund’s future performance, and an investment should not be made based solely on returns.
The S&P 500, Russell 2000 and Wilshire 5000 are unmanaged indices commonly used to measure performance of US stocks. The S&P 500 invests primarily in large-cap stocks; the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks; and the Russell 2000 invests primarily in small-cap stocks. You cannot invest directly in an index.
This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.
Distributed by Quasar Distributors LLC. (08/05)

Al Frank Funds
EXPENSE EXAMPLE at June 30, 2005 (Unaudited)
Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/05 — 6/30/05).
Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.98% per the advisory agreement. Please note that the Al Frank Fund operated below the expense cap at 1.61%. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Al Frank Funds
EXPENSE EXAMPLE at June 30, 2005 (Unaudited), Continued
Al Frank Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/05	6/30/05	1/1/05 — 6/30/05*
Actual	$1,000.00	$1,013.40	$8.04
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.
Al Frank Dividend Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/05	6/30/05	1/1/05 — 6/30/05*
Actual	$1,000.00	$1,031.60	$9.97
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one- half year expense.

Al Frank Funds
ALLOCATION OF PORTFOLIO ASSETS at June 30, 2005
Al Frank Fund Al Frank Dividend Value Fund 25% 2% 11% 8% 8% 10% 27% 6% 1% 1% 1% Consumer Discretionary - 25% Consumer Staples - 2% Energy - 11% Financials - 8% Health Care - 8% Industrials - 10% Information Technology - 27% Materials - 6% Telecommunication Services - 1% Utilities - 1% Short-Term Investments - 1% 25% 4% 12% 16% 7% 11% 14% 6% 1% 4% Consumer Discretionary - 25% Consumer Staples - 4% Energy - 12% Financials - 16% Health Care - 7% Industrials - 11% Information Technology - 14% Materials - 6% Telecommunication Services - 1% Short-Term Investments - 4%

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

Shares	Common Stocks: 98.58%	Market Value

	Advanced Industrial Equipment: 0.78%
76,200	O.I. Corp.*	$929,640
80,000	The Lamson & Sessions Co.*	945,600

		1,875,240

	Advanced Medical Devices: 0.76%
7,176	Advanced Medical Optics, Inc.*	285,246
37,650	Bio-logic Systems Corp.*	236,404
273,300	Cathay Merchant Group, Inc.*	114,786
15,074	Utah Medical Products, Inc.	325,900
75,000	Vascular Solutions, Inc.*	871,500

		1,833,836

	Aerospace & Defense: 3.93%
24,100	AAR Corp.*	378,611
40,000	BE Aerospace, Inc.*	625,200
40,000	Ducommun, Inc.*	676,400
50,000	Kaman Corp. — Class A	902,000
129,900	LMI Aerospace, Inc.*	652,111
22,000	Lockheed Martin Corp.	1,427,140
115,000	Orbit International Corp.*	1,307,550
12,300	Pemco Aviation Group, Inc.*	321,030
15,000	Raytheon Co.	586,800
110,700	SIFCO Industries, Inc.*	404,055
50,000	The Allied Defense Group, Inc.*	1,151,000
15,500	The Boeing Co.	1,023,000

		9,454,897

	Airlines: 0.83%
22,000	Air France ADR	334,620
80,000	Airtran Holdings, Inc.*	738,400
75,000	Mesa Air Group, Inc.*	503,250
175,000	Midwest Express Holdings, Inc.*	418,250

		1,994,520

	Aluminum: 0.36%
33,000	Alcoa, Inc.	862,290

	Automobile Manufacturers: 0.95%
20,000	DaimlerChrysler AG#	810,200
70,000	Ford Motor Co.	716,800
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Automobile Manufacturers (continued)
22,000	General Motors Corp.	$748,000

		2,275,000

	Automobile Parts & Equipment: 0.95%
35,000	ArvinMeritor, Inc.	622,650
23,000	Cooper Tire & Rubber Co.	427,110
80,000	Dura Automotive Systems, Inc.*	342,400
60,000	The Goodyear Tire & Rubber Co.*	894,000

		2,286,160

	Banks: 1.84%
20,000	Bank of America Corp.	912,200
20,000	BankAtlantic Bancorp, Inc. – Class A	379,000
102,480	BFC Financial Corp. – Class A*	874,154
38,000	Capstead Mortgage Corp.	314,640
18,000	Citigroup, Inc.	832,140
13,200	JPMorgan Chase & Co.	466,224
12,500	National City Corp.	426,500
10,000	Sovereign Bancorp, Inc.	223,400

		4,428,258

	Brokerages: 0.74%
10,000	Lehman Brothers Holdings, Inc.	992,800
7,500	The Bear Stearns Companies, Inc.	779,550

		1,772,350

	Building Materials: 1.74%
20,000	Ameron International Corp.	748,000
100,000	Huttig Building Products, Inc.*	1,091,000
17,000	International Aluminum Corp.	543,150
40,000	JLG Industries, Inc.	1,099,200
440,000	Smith-Midland Corp.*^	704,000

		4,185,350

	Business Services: 3.86%
40,000	Ambassadors International, Inc.	546,000
260,000	Analysts International Corp.*	889,200
140,000	Computer Horizons Corp.*	438,200
110,000	Edgewater Technology, Inc.*	477,400
151,100	HealthStream, Inc.*	586,268
90,000	Insweb Corp.*	292,500
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Business Services (continued)
30,000	MasTec, Inc.*	$264,000
125,000	Onvia.com, Inc.*	616,250
102,000	Optimal Group, Inc. — Class A*#	1,647,300
49,630	Quotesmith.com, Inc.*	212,913
500,000	Technology Solutions Co.*	270,000
210,000	Traffix, Inc.	1,054,200
98,823	ValueClick, Inc.*	1,218,488
79,000	Vicon Industries, Inc.*	208,955
200,000	Zomax, Inc.*	556,000

		9,277,674

	Casinos & Casino Equipment: 0.17%
30,000	Alliance Gaming Corp.*	420,600

	Chemicals, Commodity: 0.72%
15,000	E.I. Du Pont de Nemours and Co.	645,150
60,000	Olin Corp.	1,094,400

		1,739,550

	Chemicals, Specialty: 1.01%
15,000	Octel Corp.	270,000
20,000	OM Group, Inc.*	493,800
25,000	The Mosaic Co.*	389,000
125,000	Wellman, Inc.	1,273,750

		2,426,550

	Clothing/Fabrics: 2.76%
50,000	Delta Apparel, Inc.	646,500
22,500	Haggar Corp.	457,875
120,000	Hartmarx Corp.*	1,208,400
10,000	Kellwood Co.	269,000
10,000	Oxford Industries, Inc.	430,500
84,850	Quaker Fabric Corp.*	347,036
80,000	Quiksilver, Inc.*	1,278,400
35,000	Russell Corp.	715,750
305,000	Unifi, Inc.*	1,293,200

		6,646,661

	Communications Technology: 4.34%
150,000	3Com Corp.*	546,000
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Communications Technology (continued)
45,000	Andrew Corp.*	$574,200
150,000	APA Enterprises, Inc.*	199,500
100,000	Avanex Corp.*	90,000
115,000	Avici Systems, Inc.*	511,750
241,000	Blonder Tongue Laboratories, Inc.*	638,650
65,000	Communications Systems, Inc.	667,550
30,000	Comverse Technology, Inc.*	709,500
230,000	deltathree, Inc. — Class A*	752,100
66,600	Digi International, Inc.*	789,876
475,000	Forgent Networks, Inc.*	698,250
52,000	McDATA Corp. — Class A*	208,000
100,000	Net2Phone, Inc.*	181,000
65,000	Network Equipment Technologies, Inc.*	335,400
75,000	Novell, Inc.*	465,000
28,000	Polycom, Inc.*	417,480
100,000	Stratos International, Inc.*	553,000
27,609	Symmetricom, Inc.*	286,305
125,000	Tellabs, Inc.*	1,087,500
355,000	TII Network Technologies, Inc.*	525,400
60,000	TriQuint Semiconductor, Inc.*	199,800

		10,436,261

	Computers/Hardware: 1.73%
45,000	AU Optronics Corp. ADR	762,300
20,000	Apple Computer, Inc.*	736,200
175,000	Gateway, Inc.*	577,500
30,000	Hewlett Packard Co.	705,300
100,000	InFocus Corp.*	414,000
25,000	SanDisk Corp.*	593,250
100,000	Sun Microsystems, Inc.*	373,000

		4,161,550

	Consumer Services: 0.05%
4,000	SINA Corp.* #	111,600

	Containers & Packaging: 0.66%
80,000	American Biltrite, Inc.*	743,600
51,250	Rock of Ages Corp.	317,750
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Containers & Packaging (continued)
150,000	Rotonics Manufacturing, Inc.	$522,000

		1,583,350

	Cosmetics/Personal Care: 0.11%
10,000	Helen of Troy Ltd.* #	254,600

	Credit Cards: 0.75%
22,000	MBNA Corp.	575,520
70,000	Providian Financial Corp. *	1,234,100

		1,809,620

	Data Storage/Disk Drives: 1.29%
120,000	Adaptec, Inc.*	465,600
170,000	Innovex, Inc.*	583,100
50,000	Iomega Corp.*	132,500
25,000	Storage Technology Corp.*	907,250
75,000	Western Digital Corp.*	1,006,500

		3,094,950

	Electrical Components & Equipment: 1.91%
31,000	American Power Conversion Corp.	731,290
50,000	AVX Corp.	606,000
25,000	C&D Technologies, Inc.	229,750
125,000	Fedders Corp.	275,000
55,000	Frequency Electronics, Inc.	715,000
50,000	Kemet Corp.*	315,000
40,000	OSI Systems, Inc.*	631,600
91,500	Vishay Intertechnology, Inc.*	1,086,105

		4,589,745

	Electronic Manufacturing Services: 0.79%
40,000	Flextronics International LTD*#	528,400
25,000	Nam Tai Electronics, Inc. #	568,500
60,000	Sanmina — SCI Corp.*	328,200
125,000	Solectron Corp.*	473,750

		1,898,850

	Fiber Optic Components: 0.54%
319,900	Alliance Fiber Optic Products, Inc.*	323,099
75,000	Bookham, Inc.*	237,750
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Fiber Optic Components (continued)
45,000	Corning, Inc.*	$747,900

		1,308,749

	Financial Services, Diversified: 0.73%
10,000	Fannie Mae	584,000
20,000	H & R Block, Inc.	1,167,000

		1,751,000

	Fixed Line Communications: 0.37%
25,000	ADC Telecommunications, Inc.*	544,250
15,000	SBC Communications, Inc.	356,250

		900,500

	Food Manufacturers: 0.75%
45,000	Archer—Daniels—Midland Co.	962,100
43,000	Sara Lee Corp.	851,830

		1,813,930

	Food Retailers: 0.17%
20,000	Albertson’s, Inc.	413,600

	Footwear: 0.84%
7,500	Deckers Outdoor Corp.*	184,500
30,000	Saucony, Inc. — Class B	684,000
21,000	Steven Madden, Ltd.*	372,960
20,000	The Timberland Co. — Class A*	774,400

		2,015,860

	Forest Products: 0.35%
14,500	Georgia-Pacific Corp.	461,100
35,000	Pope & Talbot, Inc.	388,500

		849,600

	Healthcare Providers: 3.53%
21,000	Aetna, Inc.	1,739,220
95,000	American Shared Hospital Services	581,400
40,000	Curative Health Services, Inc.*	91,200
20,000	HCA, Inc.	1,133,400
50,000	Humana, Inc.*	1,987,000
13,334	PacifiCare Health Systems, Inc.*	952,714
60,000	Res-Care, Inc.*	813,600
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Healthcare Providers (continued)
61,000	United American Healthcare Corp.*	$134,200
20,000	UnitedHealth Group, Inc.	1,042,800

		8,475,534

	Heavy Construction: 0.24%
172,300	Williams Industries, Inc.*	584,097

	Home Construction: 8.27%
34,000	Beazer Homes USA, Inc.	1,943,100
20,000	Cavco Industries, Inc.*	563,600
22,500	Centex Corp.	1,590,075
46,666	D.R. Horton, Inc.	1,755,108
27,500	Hovanian Enterprises, Inc. — Class A*	1,793,000
25,000	KB Home	1,905,750
20,000	Lennar Corp. — Class A	1,269,000
5,200	M.D.C. Holdings, Inc.	427,700
35,000	Orleans Homebuilders, Inc.	821,100
20,000	Pulte Homes, Inc.	1,685,000
25,000	Ryland Group, Inc.	1,896,750
20,000	Standard Pacific Corp.	1,759,000
14,000	Toll Brothers, Inc.*	1,421,700
32,500	WCI Communities, Inc.*	1,040,975

		19,871,858

	Home Furnishings: 0.76%
80,000	Applica, Inc.*	258,400
32,700	Chromcraft Revington, Inc.*	446,355
6,000	Craftmade International, Inc.	97,200
33,896	The Dixie Group, Inc.*	596,909
6,000	Whirlpool Corp.	420,660

		1,819,524

	House, Durable: 0.34%
45,000	Department 56, Inc.*	461,250
71,200	Global-Tech Appliances, Inc.*#	350,304

		811,554

	House, Non-Durable: 0.07%
3,500	Central Garden & Pet Co.*	171,920

See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Industrial Diversified: 0.49%
35,000	McRae Industries, Inc. — Class A	$430,150
44,900	P & F Industries, Inc. — Class A*	748,932

		1,179,082

	Industrial Services & Distributors: 0.74%
30,000	Avnet, Inc.*	675,900
75,000	Nu Horizons Electronics Corp.*	480,000
50,908	Spectrum Control, Inc.*	343,120
75,000	Trio-Tech International*	285,000

		1,784,020

	Insurance, Full Line: 0.31%
10,000	Hartford Financial Services Group, Inc.	747,800

	Insurance, Life: 0.54%
2,500	National Western Life
	Insurance Co. — Class A*	484,725
45,000	UnumProvident Corp.	824,400

		1,309,125

	Insurance, Property & Casualty: 1.96%
20,000	Merchants Group, Inc.	486,100
10,500	MGIC Investment Corp.	684,810
30,000	PXRE Group LTD.#	756,600
11,500	Radian Group, Inc.	543,030
25,000	RTW, Inc.*	249,000
20,000	The Allstate Corp.	1,195,000
20,000	The St. Paul Travelers Companies, Inc.	790,600

		4,705,140

	Marine Transportation/Shipping
	(Non-energy): 0.38%
57,500	Sea Containers Ltd. — Class A#	918,275

	Medical Supplies: 1.06%
25,000	Baxter International, Inc.	927,500
36,000	McKesson Corp.	1,612,440

		2,539,940

See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Merchant Energy Providers: 0.18%
125,000	Calpine Corp.*	$425,000

	Natural Gas: 0.22%
30,000	KCS Energy, Inc.*	521,100

	Oil, Equipment & Services: 1.98%
50,000	Key Energy Services, Inc.*	605,000
40,000	Maverick Tube Corp.*	1,192,000
30,000	Oceaneering International, Inc.*	1,159,500
20,000	Offshore Logistics, Inc.*	656,800
30,000	Tidewater Inc.	1,143,600

		4,756,900

	Oil, Exploration & Production/Drilling: 1.85%
35,000	GlobalSantaFe Corp.#	1,428,000
18,000	Nabors Industries, Ltd.* #	1,091,160
10,000	Rowan Companies, Inc.*	297,100
30,000	Transocean, Inc.*#	1,619,100

		4,435,360

	Oil, Integrated Majors: 1.26%
17,500	Anadarko Petroleum Corp.	1,437,625
30,000	Marathon Oil Corp.	1,601,100

		3,038,725

	Oil, Refiners: 3.04%
55,000	Giant Industries, Inc.*	1,980,000
40,000	Holly Corp.	1,866,800
32,000	Tesoro Petroleum Corp.*	1,488,640
25,000	Valero Energy Corp.	1,977,750

		7,313,190

	Oil, Secondary: 0.78%
10,000	Apache Corp.	646,000
40,000	Vintage Petroleum, Inc.	1,218,800

		1,864,800

	Oil, Transportation/Shipping: 2.19%
12,500	Frontline LTD.#	503,000
10,000	Nordic American Tanker Shipping LTD.#	424,500
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Oil, Transportation/Shipping (continued)
90,000	OMI Corp.#	$1,710,900
15,000	Overseas Shipholding Group, Inc.	894,750
4,375	Ship Finance International Ltd.#	82,731
20,000	Teekay Shipping Corp. #	878,000
20,000	Tsakos Energy Navigation LTD.#	775,400

		5,269,281

	Other Non-Ferrous: 0.62%
20,000	Inco, Ltd.#	755,000
8,000	Phelps Dodge Corp.	740,000

		1,495,000

	Paper Products: 0.21%
17,000	International Paper Co.	513,570

	Pharmaceuticals: 2.49%
15,000	Abbott Laboratories	735,150
22,000	Bristol-Myers Squibb Co.	549,560
6,000	Eli Lilly & Co.	334,260
8,000	Forest Laboratories, Inc.*	310,800
18,500	Johnson & Johnson	1,202,500
50,000	King Pharmaceuticals, Inc.*	521,000
20,000	Merck & Co. Inc.	616,000
30,000	Pfizer, Inc.	827,400
20,000	Wyeth	890,000

		5,986,670

	Pollution Control/Waste Management: 0.70%
75,000	Aleris International, Inc.*	1,691,250

	Precious Metals: 0.20%
65,000	Stillwater Mining Co.*	482,300

	Railroads: 1.46%
32,000	CSX Corp.	1,365,120
40,000	Norfolk Southern Corp.	1,238,400
14,000	Union Pacific Corp.	907,200

		3,510,720

See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Real Estate Investment: 0.44%
60,000	HRPT Properties Trust	$745,800
130,000	Jameson Inns, Inc.*	300,300

		1,046,100

	Recreational Products: 1.45%
50,000	Action Performance Companies, Inc.*	441,000
15,000	Brunswick Corp.	649,800
30,000	Callaway Golf Co.	462,900
125,000	Concord Camera Corp.*	156,250
20,000	Eastman Kodak Co	537,000
30,000	K2, Inc.*	380,400
30,000	The Nautilus Group, Inc.	855,000

		3,482,350

	Restaurants: 0.31%
25,000	Landry’s Restaurants, Inc.	752,250

	Retailers, Apparel: 2.03%
16,667	Abercrombie & Fitch Co. – Class A	1,145,023
50,000	American Eagle Outfitters, Inc.	1,532,500
25,000	AnnTaylor Stores Corp.*	607,000
20,000	Burlington Coat Factory Warehouse Corp.	852,800
100,000	Goody’s Family Clothing, Inc.	737,500

		4,874,823

	Retailers, Broadline: 0.67%
24,000	J. C. Penney Company, Inc.	1,261,920
5,000	Nordstrom, Inc.	339,850

		1,601,770

	Retailers, Specialty: 2.34%
35,000	AutoNation, Inc.*	718,200
25,000	Claire’s Stores, Inc.	601,250
25,000	Jo-Ann Stores, Inc. – Class B*	659,750
16,000	OfficeMax, Inc.	476,320
8,000	TBC Corp.*	217,040
29,000	The Home Depot, Inc.	1,128,100
60,000	Toys “R” Us, Inc.*	1,588,800
20,000	Trans World Entertainment Corp.*	236,600

		5,626,060

See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Savings & Loans: 1.32%
15,000	Countrywide Financial Corp.	$579,150
16,000	FirstFed Financial Corp.*	953,760
4,000	Golden West Financial Corp.	257,520
26,840	PVF Capital Corp.	362,340
25,000	Washington Mutual, Inc.	1,017,250

		3,170,020

	Semiconductor, Capital Equipment: 3.10%
130,000	Aetrium, Inc.*	377,000
35,000	Brooks Automation, Inc.*	519,750
40,000	Cohu, Inc.	802,000
50,000	Credence Systems Corp.*	452,500
75,000	Electroglas, Inc.*	234,000
90,000	Kulicke and Soffa Industries, Inc.*	711,900
37,500	Lam Research Corp.*	1,085,250
60,000	Mattson Technology, Inc.*	429,600
25,000	Novellus Systems, Inc.*	617,750
25,000	Teradyne, Inc.*	299,250
35,976	Ultratech, Inc.*	658,361
23,000	Varian Semiconductor Equipment Associates, Inc.*	851,000
25,000	Veeco Instruments, Inc.*	407,000

		7,445,361

	Semiconductor, Graphics Chips: 0.59%
60,000	ESS Technology, Inc.*	252,600
30,000	NVIDIA Corp.*	801,600
163,900	Tvia, Inc.*	281,908
205,288	Vialta, Inc. – Class A*	71,235

		1,407,343

	Semiconductor, Microprocessors: 3.17%
70,000	Advanced Micro Devices, Inc.*	1,213,800
150,000	Atmel Corp.*	355,500
30,000	Cypress Semiconductor Corp.*	377,700
80,000	Dataram Corp.	467,920
41,000	Diodes, Inc.*	1,279,200
115,000	Integrated Silicon Solution, Inc.*	852,150
20,000	International Rectifier Corp.*	954,400
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Semiconductor, Microprocessors (continued)
40,000	Micron Technology, Inc.*	$408,400
40,000	National Semiconductor Corp.	881,200
60,000	Silicon Storage Technology, Inc.*	241,800
21,000	Texas Instruments, Inc.	589,470

		7,621,540

	Semiconductor, Programmable
	Logic Devices: 0.66%
42,500	Genesis Microchip, Inc.*	784,550
75,000	Integrated Device Technology, Inc.*	806,250

		1,590,800

	Software: 4.31%
100,000	ActivCard Corp.*	457,000
170,500	American Software, Inc. — Class A	985,490
165,000	Apropos Technology, Inc.*	410,850
29,500	Aspect Communications Corp.*	331,285
53,100	CAM Commerce Solutions, Inc.*	782,694
100,000	Captaris, Inc.*	414,000
16,000	Click Commerce, Inc.*	367,520
145,000	Compuware Corp.*	1,042,550
40,000	Electronics for Imaging, Inc.*	841,600
85,000	iPass, Inc.*	515,100
100,000	Keynote Systems, Inc.*	1,167,000
50,000	Napster, Inc.*	210,000
65,000	NetManage, Inc.*	416,000
225,000	Peerless Systems Corp.*	864,000
155,000	Quovadx, Inc.*	427,800
20,000	SafeNet, Inc.*	681,200
100,000	Selectica, Inc.*	307,000
25,000	SonicWALL, Inc.*	134,750

		10,355,839

	Steel: 0.70%
70,000	Ryerson Tull, Inc.	998,900
20,000	United States Steel Corp.	687,400

		1,686,300

	Tobacco: 1.18%
90,000	Alliance One International, Inc.	540,900
See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Tobacco (continued)
10,000	Altria Group, Inc.	$646,600
13,500	Reynolds American, Inc.	1,063,800
13,000	UST, Inc.	593,580

		2,844,880

	Toys: 1.44%
25,000	Hasbro, Inc.	519,750
60,000	Mattel, Inc.	1,098,000
37,000	The Topps Co.	371,110
50,000	THQ, Inc.*	1,463,500

		3,452,360

	Transportation Equipment: 0.24%
18,000	Trinity Industries, Inc.	576,540

	Trucking: 0.40%
15,000	Arkansas Best Corp.	477,150
9,500	Yellow Roadway Corp.*	482,600

		959,750

	Wireless Communications: 1.58%
75,000	Brightpoint, Inc.*	1,664,250
27,500	Nextel Communications, Inc.*	888,525
40,000	Nokia Corp. ADR	665,600
93,333	Vyyo, Inc.*	581,465

		3,799,840

	Total Common Stocks (Cost $185,966,988)	$236,988,362

	WARRANTS: 0.00%

20,000	Air France ADR*
	Expiration 11/5/2007, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	8,400

See accompanying Notes to Financial Statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares	Short-Term Investments: 1.47%	Market Value

	Money Market Funds: 1.47%
1,879,600	Dreyfus Treasury Prime Cash Management — Investor Class	$1,879,600
1,647,577	SEI Daily Income Treasury Government — Class B	1,647,577

		3,527,177

	Total Short-Term Investments
	(Cost $3,527,177)	3,527,177

	Total Investments in Securities
	(Cost $189,512,917): 100.05%	240,523,939
	Liabilities in Excess of Assets: (0.05%)	(131,623)

	Net Assets: 100.00%	$240,392,316

*	Non-income producing security.

#	U.S. security of a foreign issuer.

^	Affiliated Company; the fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4.

ADR — American Depositary Receipt
See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

Shares	Common Stocks: 95.76%	Market Value

	Aerospace & Defense: 2.05%
11,000	Kaman Corp. — Class A	$198,440
2,000	Lockheed Martin Corp.	129,740
2,300	The Boeing Co.	151,800

		479,980

	Airlines: 0.51%
6,500	SkyWest, Inc.	118,170

	Aluminum: 1.25%
4,500	Alcoa, Inc.	117,585
18,000	Empire Resources, Inc.	174,240

		291,825

	Automobile Manufacturers: 1.61%
12,000	Ford Motor Co.	122,880
4,500	General Motors Corp.	153,000
1,400	Toyota Motor Corp. ADR	100,086

		375,966

	Automobile Parts & Equipment: 1.43%
7,000	ArvinMeritor, Inc.	124,530
5,500	Cooper Tire & Rubber Co.	102,135
4,500	Superior Industries International, Inc.	106,650

		333,315

	Banks: 3.97%
3,000	Bank of America Corp.	136,830
15,000	Capstead Mortgage Corp.	124,200
3,200	Citigroup, Inc.	147,936
3,000	Fifth Third Bancorp	123,630
3,700	JPMorgan Chase & Co.	130,684
4,000	National City Corp.	136,480
2,500	New Century Financial Corp.	128,625

		928,385

	Brokerages: 2.14%
1,400	Lehman Brothers Holdings, Inc.	138,992
2,500	Merrill Lynch & Co., Inc.	137,525
2,000	Morgan Stanley	104,940
1,150	The Goldman Sachs Group, Inc.	117,323

		498,780

See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Building Materials: 1.04%
3,500	Ameron International Corp.	$130,900
3,500	International Aluminum Corp.	111,825

		242,725

	Business Services: 2.12%
9,300	Ambassadors International, Inc.	126,945
13,000	IKON Office Solutions, Inc.	123,630
6,000	Sabre Holdings Corp.	119,700
25,000	Traffix, Inc.	125,500

		495,775

	Casinos & Casino Equipment: 0.60%
5,000	International Game Technology	140,750

	Chemicals, Commodity: 1.48%
2,700	E.I. Du Pont de Nemours and Co.	116,127
6,000	Olin Corp.	109,440
2,700	The Dow Chemical Co.	120,231

		345,798

	Chemicals, Specialty: 0.48%
11,000	Wellman, Inc.	112,090

	Clothing/Fabrics: 2.85%
10,600	Delta Apparel, Inc.	137,058
7,500	Haggar Corp.	152,625
4,000	Kellwood Co.	107,600
4,000	Kenneth Cole Productions, Inc.	124,480
7,000	Russell Corp.	143,150

		664,913

	Communications Technology: 2.44%
7,000	ADTRAN, Inc.	173,530
8,000	Motorola, Inc.	146,080
3,300	QUALCOMM, Inc.	108,933
52,000	Wireless Telecom Group, Inc.	141,440

		569,983

	Computers/Hardware: 1.31%
9,800	AU Optronics Corp. ADR	166,012
See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Computers/Hardware (continued)
6,000	Hewlett Packard Co.	$141,060

		307,072

	Containers & Packaging: 0.63%
42,500	Rotonics Manufacturing, Inc.	147,900

	Credit Cards: 0.56%
5,000	MBNA Corp.	130,800

	Data Storage/Disk Drives: 0.47%
6,200	Seagate Technology*#	108,810

	Distillers & Brewers: 0.47%
2,400	Anheuser-Busch Companies, Inc.	109,800

	Electrical Components & Equipment: 2.74%
4,900	American Power Conversion Corp.	115,591
9,700	AVX Corp.	117,564
14,000	C&D Technologies, Inc.	128,660
50,000	Fedders Corp.	110,000
13,000	Frequency Electronics, Inc.	169,000

		640,815

	Electronic Manufacturing Services: 0.56%
5,700	Nam Tai Electronics, Inc. #	129,618

	Financial Services, Diversified: 1.20%
2,300	Fannie Mae	134,320
2,500	H & R Block, Inc.	145,875

		280,195

	Fixed Line Communications: 1.05%
4,300	BellSouth Corp.	114,251
5,500	SBC Communications, Inc.	130,625

		244,876

	Food Manufacturers: 1.06%
6,000	Archer-Daniels-Midland Co.	128,280
6,000	Sara Lee Corp.	118,860

		247,140

See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Footwear: 0.47%
2,600	Reebok International LTD.	$108,758

	Healthcare Providers: 1.17%
17,000	American Shared Hospital Services	104,040
3,000	HCA, Inc.	170,010

		274,050

	Heavy Machinery: 1.09%
1,300	Caterpillar, Inc.	123,903
2,000	Deere & Co.	130,980

		254,883

	Home Construction: 5.47%
2,500	Beazer Homes USA, Inc.	142,875
4,400	D.R. Horton, Inc.	165,484
1,900	KB Home	144,837
2,700	Lennar Corp. — Class A	171,315
1,950	M.D.C. Holdings, Inc.	160,388
7,000	Orleans Homebuilders, Inc.	164,220
1,900	Ryland Group, Inc.	144,153
2,100	Standard Pacific Corp.	184,695

		1,277,967

	Home Furnishings: 0.60%
3,200	National Presto Industries, Inc.	141,024

	House, Durable: 0.54%
5,300	Newell Rubbermaid, Inc.	126,352

	House, Non-Durable: 0.47%
2,200	Colgate-Palmolive Co.	109,802

	Insurance, Full Line: 1.76%
1,800	Hartford Financial Services Group, Inc.	134,604
2,500	MBIA, Inc.	148,275
1,500	The Chubb Corp.	128,415

		411,294

	Insurance, Life: 0.51%
6,500	UnumProvident Corp.	119,080

See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Insurance, Property & Casualty: 4.50%
3,900	American Financial Group, Inc.	$130,728
3,300	Endurance Specialty Holdings Ltd.#	124,806
3,700	Fidelity National Financial, Inc.	132,053
2,000	MGIC Investment Corp.	130,440
5,000	PXRE Group LTD.#	126,100
2,400	The Allstate Corp.	143,400
3,300	The St. Paul Travelers Companies, Inc.	130,449
3,750	W.R. Berkley Corp.	133,800

		1,051,776

	Marine Transportation/Shipping
	(Non-energy): 0.54%
8,000	Sea Containers Ltd. – Class A#	127,760

	Medical Supplies: 1.32%
3,500	Baxter International, Inc.	129,850
4,000	McKesson Corp.	179,160

		309,010

	Oil, Equipment & Services: 0.49%
3,000	Tidewater Inc.	114,360

	Oil, Exploration & Production/Drilling: 0.58%
3,300	GlobalSantaFe Corp.#	134,640

	Oil, Integrated Majors: 3.09%
1,700	Anadarko Petroleum Corp.	139,655
2,200	ChevronTexaco Corp.	123,024
2,800	ConocoPhillips	160,972
2,400	Exxon Mobil Corp.	137,928
3,000	Marathon Oil Corp.	160,110

		721,689

	Oil, Refiners: 0.91%
2,700	Valero Energy Corp.	213,597

	Oil, Secondary: 3.18%
2,400	Apache Corp.	155,040
2,000	Ashland, Inc.	143,740
See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Oil, Secondary (continued)
3,100	Devon Energy Corp.	$157,108
2,000	Kerr-McGee Corp.	152,620
2,600	Pogo Producing Co.	134,992

		743,500

	Oil, Transportation/Shipping: 3.53%
2,500	Frontline LTD.#	100,600
3,200	Nordic American Tanker Shipping LTD.#	135,840
6,500	OMI Corp.#	123,565
2,000	Overseas Shipbuilding Group, Inc.	119,300
5,250	Ship Finance International LTD.#	99,278
2,500	Teekay Shipping Corp.#	109,750
3,500	Tsakos Energy Navigation LTD.#	135,695

		824,028

	Paper Products: 0.45%
3,500	International Paper Co.	105,735

	Pharmaceuticals: 5.02%
2,800	Abbott Laboratories	137,228
5,050	Bristol-Myers Squibb Co.	126,149
2,500	Eli Lilly & Co.	139,275
1,900	Johnson & Johnson	123,500
3,900	Merck & Co. Inc.	120,120
7,500	Mylan Laboratories, Inc.	144,300
2,500	Novartis AG ADR	118,600
5,000	Pfizer, Inc.	137,900
2,800	Wyeth	124,600

		1,171,672

	Railroads: 2.05%
2,500	Burlington Northern Santa Fe Corp.	117,700
3,200	CSX Corp.	136,512
3,500	Norfolk Southern Corp.	108,360
1,800	Union Pacific Corp.	116,640

		479,212

	Recreational Products: 1.49%
9,000	Callaway Golf Co.	138,870
4,000	Eastman Kodak Co.	107,400
See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Recreational Products (continued)
4,000	The Walt Disney Co.	$100,720

		346,990

	Restaurants: 0.44%
3,700	McDonald’s Corp.	102,675

	Retailers, Apparel: 2.04%
13,500	Goody’s Family Clothing, Inc.	99,562
6,800	The Finish Line, Inc.	128,656
5,500	The Gap, Inc.	108,625
4,300	The Talbots, Inc.	139,621

		476,464

	Retailers, Broadline: 1.63%
4,100	Family Dollar Stores, Inc.	107,010
2,600	J. C. Penney Company, Inc.	136,708
2,000	Nordstrom, Inc.	135,940

		379,658

	Retailers, Specialty: 3.39%
2,500	Best Buy Co., Inc.	171,375
8,500	Circuit City Stores, Inc.	146,965
5,500	Claire’s Stores, Inc.	132,275
3,900	OfficeMax, Inc.	116,103
3,500	The Home Depot, Inc.	136,150
6,500	The Pep Boys — Manny, Moe & Jack	88,010

		790,878

	Savings & Loans: 2.20%
3,800	Countrywide Financial Corp.	146,718
6,500	Doral Financial Corp.#	107,510
3,400	IndyMac Bancorp, Inc.	138,482
3,000	Washington Mutual, Inc.	122,070

		514,780

	Semiconductor, Capital Equipment: 2.35%
8,500	Applied Materials, Inc.	137,530
5,000	Cognex Corp.	130,950
7,500	Cohu, Inc.	150,375
3,000	KLA—Tencor Corp.	131,100

		549,955

See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Semiconductor, Microprocessors: 2.71%
3,200	Analog Devices, Inc.	$119,392
11,000	Dataram Corp.	64,339
5,600	Intel Corp.	145,936
7,100	National Semiconductor Corp.	156,413
5,200	Texas Instruments, Inc.	145,964

		632,044

	Semiconductor, Programmable
	Logic Devices: 1.00%
3,000	Maxim Integrated Products, Inc.	114,630
4,700	Xilinx, Inc.	119,850

		234,480

	Soft Drinks: 0.54%
3,000	The Coca-Cola Co.	125,250

	Software: 1.10%
23,000	American Software, Inc. — Class A	132,940
5,000	Microsoft Corp.	124,200

		257,140

	Steel: 1.86%
2,000	Nucor Corp.	91,240
10,000	Ryerson Tull, Inc.	142,700
5,000	The Timken Co.	115,500
2,500	United States Steel Corp.	85,925

		435,365

	Tobacco: 1.00%
21,000	Alliance One International, Inc.	126,210
1,675	Altria Group, Inc.	108,305

		234,515

	Toys: 0.49%
6,300	Mattel, Inc.	115,290

	Transportation Equipment: 0.68%
5,000	Trinity Industries, Inc.	160,150

	Trucking: 0.48%
3,500	Arkansas Best Corp.	111,335

See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited), Continued

Shares		Market Value

	Wireless Communications: 0.60%
8,400	Nokia Corp. ADR	$139,776

	Total Common Stocks (Cost $20,575,563)	22,372,415

	Short-Term Investments: 4.19%

	Money Market Funds: 4.19%
979,008	SEI Daily Income Treasury
	Government - Class B	979,008

	Total Short-Term Investments
	(Cost $979,008)	979,008

	Total Investments in Securities
	(Cost $21,554,571): 99.95%	23,351,423
	Assets in Excess of
	Other Liabilities: 0.05%	11,263

	Net Assets: 100.00%	$23,362,686

*	Non-income producing security.

#	U.S. security of a foreign issuer.

ADR — American Depositary Receipt
See accompanying Notes to Financial Statements.

Al Frank Funds
STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2005 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $189,055,469 and $21,554,571, respectively)	$239,819,939	$23,351,423
Affiliates (cost $454,448 and $0, respectively)	704,000	—

Total investments in securities, at value	240,523,939	23,351,423

Cash	—	825
Receivables:
Fund shares sold	188,984	19,749
Dividends and interest	155,646	30,964
Prepaid expenses	30,694	20,043

Total assets	240,899,263	23,423,004

LIABILITIES
Payables:
Fund shares redeemed	105,811	—
Due to advisor	197,077	16,130
Transfer agent fees and expenses	83,958	6,610
Distribution and service fees	49,269	4,722
Administration fees	22,183	3,777
Fund accounting fees	15,783	7,933
Audit fees	10,909	7,604
Custody fees	8,631	967
Chief Compliance Officer fee	571	54
Accrued expenses	12,755	12,521

Total liabilities	506,947	60,318

NET ASSETS	$240,392,316	$23,362,686

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$240,392,316	$23,362,686
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	8,341,864	2,047,874

Net asset value, offering and redemption price per share	$28.82	$11.41

COMPONENTS OF NET ASSETS
Paid-in capital	$181,180,842	$21,478,131
Undistributed net investment income / (loss)	(687,721)	41,801
Accumulated net realized gain on investments	8,888,173	45,902
Net unrealized appreciation on investments	51,011,022	1,796,852

Net assets	$240,392,316	$23,362,686

See accompanying Notes to Financial Statements.

Al Frank Funds
STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2005 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $11,038 and $546, respectively)	$1,218,822	$235,535
Interest	42,557	9,047

Total income	1,261,379	244,582

Expenses
Advisory fees (Note 3)	1,214,842	102,415
Distribution fees (Note 5)	303,710	25,604
Transfer agent fees	213,015	16,508
Administration fees (Note 3)	135,125	20,483
Fund accounting fees	29,199	18,982
Registration expense	21,082	12,850
Professional fees	15,207	10,365
Trustee fees	6,853	3,976
Miscellaneous	4,835	7,986
Chief Compliance Officer fee	3,465	285
Reports to shareholders	1,767	1,968

Total expenses	1,949,100	221,422

Add: reimbursed by advisor (Note 3)	—	(18,641)

Net expenses	1,949,100	202,781

Net investment income/(loss)	(687,721)	41,801

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gain on investments	9,309,865	53,897
Net change in unrealized appreciation / (depreciation) on investments	(6,292,540)	568,465

Net realized and unrealized gain on investments	3,017,325	622,362

Net increase in net assets resulting from operations	$2,329,604	$664,163

See accompanying Notes to Financial Statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(687,721)	$(1,020,715)
Net realized gain on investments	9,309,865	1,535,277
Net change in unrealized appreciation / (depreciation) on investments	(6,292,540)	27,531,072

Net increase in net assets resulting from operations	2,329,604	28,045,634

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	—	(75,802)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase / (decrease) in net assets derived from net change in outstanding shares (a)	(21,244,263)	50,957,105

Total increase / (decrease) in net assets	(18,914,659)	78,926,937

NET ASSETS
Beginning of period	259,306,975	180,380,038

End of period	$240,392,316	$259,306,975

Accumulated net investment loss	$(687,721)	$—

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2005		Year Ended
	(Unaudited)		December 31, 2004
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	999,139	$27,812,722	7,821,456	$200,294,494
Shares issued on reinvestment of distributions	1	39	2,520	71,267
Shares redeemed*	(1,776,128)	(49,057,024)	(6,049,722)	(149,408,656)

Net increase / (decrease)	(776,988)	$(21,244,263)	1,774,254	$50,957,105

* Net of redemption fees of		$34,259		$209,930

See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	September 30,
	June 30, 2005	2004** to
	(Unaudited)	December 31, 2004

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$41,801	$21,379
Net realized gain / (loss) on investments	53,897	(7,995)
Net change in unrealized appreciation on investments	568,465	1,228,387

Net increase in net assets resulting from operations	664,163	1,241,771

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(24,563)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change in outstanding shares (a)	6,554,834	14,926,481

Total increase in net assets	7,218,997	16,143,689

NET ASSETS
Beginning of period	16,143,689	—

End of period	$23,362,686	$16,143,689

Accumulated net investment income	$41,801	$—

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2005		Year Ended
	(Unaudited)		December 31, 2004
	Shares	Paid-in Capital	Shares	Paid-in Capital

Shares sold	828,796	$9,169,489	1,476,057	$15,094,761
Shares issued on reinvestment of distributions	—	—	2,078	22,898
Shares redeemed*	(241,104)	(2,614,655)	(17,953)	(191,178)

Net increase	587,692	$6,554,834	1,460,182	$14,926,481

* Net of redemption fees of		$16,069		$28

**	Commencement of operations.
See accompanying Notes to Financial Statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS — For a share outstanding throughout each period

	Six Months
	Ended
	June 30,
	2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$28.44		$24.56	$13.80	$18.77	$14.58	$14.55

Income from investment operations:
Net investment loss	(0.08)		(0.11)	(0.07)	(0.23)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.46		3.98	10.81	(4.66)	4.47	1.18

Total from investment operations	0.38		3.87	10.74	(4.89)	4.34	1.10

Less distributions:
From net realized gain on investments	—		(0.01)	—	(0.09)	(0.15)	(1.07)

Redemption fees retained	0.00	#	0.02	0.02	0.01	—	—

Net asset value, end of period	$28.82		$28.44	$24.56	$13.80	$18.77	$14.58

Total return	1.34%+		15.83%	77.97%	(25.99%)	29.83%	6.91%

Ratios/supplemental data:
Net assets, end of period (thousands)	$240,392		$259,307	$180,380	$48,472	$47,243	$19,826
Ratio of expenses to average net assets	1.61	%**	1.61%	1.79%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets	(0.57%)	**	(0.41%)	(0.74%)	(1.34%)	(1.15%)	(0.79%)
Portfolio turnover rate	0.00%+		24.59%	13.64%	28.14%	18.11%	30.17%

**	Annualized.

+	Not annualized.

#	Amount is less than $0.01.
See accompanying Notes to Financial Statements.

Al Frank Dividend Value Fund
FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended
	June 30,		September 30, 2004*
	2005		to
	(Unaudited)		December 31, 2004

Net asset value, beginning of period	$11.06		$10.00

Income from investment operations:
Net investment income	0.02		0.02
Net realized and unrealized gain on investments	0.32		1.06

Total from investment operations	0.34		1.08

Less distributions:
From net investment income	—		(0.02)

Redemption fees retained	0.01		0.00	#

Net asset value, end of period	$11.41		$11.06

Total return	3.16	%+	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$23,363		$16,144
Ratio of expenses to average net assets:
Before expense reimbursement	2.16	%**	2.84	%**
After expense reimbursement	1.98	%**	1.98	%**
Ratio of net investment income to average net assets
After expense reimbursement	0.38	%**	0.75	%**
Portfolio turnover rate	4.95	%+	1.57	%+

*	Commencement of operations.

**	Annualized.

+	Not annualized.

#	Amount is less than $0.01.
See accompanying Notes to Financial Statements.

Al Frank Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005 (Unaudited)
NOTE 1 – ORGANIZATION
     The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund and the Al Frank Dividend Value Fund commenced operations on January 2, 1998 and September 30, 2004, respectively.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, if any, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.
Short-term investments are valued at amortized cost, which approximates market value.

B.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Al Frank Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005 (Unaudited), Continued
C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Reclassification of Capital Accounts: The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

F.	Redemption Fees. The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than two months. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.
NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS
     For the six months ended June 30, 2005, Al Frank Asset Management (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,214,842 and $102,415 respectively, in advisory fees.
     The Funds are responsible for their own operating expenses. For the six months ended June 30, 2005, the Advisor agreed to reduce fees payable to it by the Fund’s and to pay the Funds operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses to 1.98% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the

Al Frank Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005 (Unaudited), Continued
Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2005, there were no expenses of the Al Frank Fund subject to recapture pursuant to the aforementioned conditions. For the six months ended June 30, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $18,641 for the Al Frank Dividend Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2009	$25,252
2010	18,641

$43,893

     U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets
     For the six months ended June 30, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $135,125 and $20,483, respectively, in administration fees.
     U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

Al Frank Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005 (Unaudited), Continued
     Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
     Certain officers of the Funds are also officers of the Administrator and Distributor.
     For the six months ended June 30, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $3,465 and $285, respectively, of the Chief Compliance Officer fee.
NOTE 4 – OTHER AFFILIATES
     Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2005 amounted to $704,000 representing 0.29% of net assets. Transactions during the six months ended June 30, 2005 in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	$—
Sales Cost	$—

Ending Cost	$454,448

Ending Shares	440,000
Dividend Income	$—
Net Realized Gain / (Loss)	$—
NOTE 5 – DISTRIBUTION COSTS
     The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended June 30, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund paid the Distribution Coordinator $303,710 and $25,604, respectively.

Al Frank Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005 (Unaudited), Continued
NOTE 6 – PURCHASES AND SALES OF SECURITIES
     For the six months ended June 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $0 and $20,554,460, respectively.
     For the six months ended June 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $6,968,648 and $976,783, respectively.
NOTE 7 – INCOME TAXES
     Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.
     The tax character of distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004, the Fund’s most recently completed fiscal year end, for the Al Frank Fund were as follows:

	2005	2004
Long-term capital gains	$—	$75,802
     The tax character of distributions paid during the six months ended June 30, 2005 and the period ended December 31, 2004, the Fund’s most recently completed fiscal year end, for the Al Frank Dividend Value Fund were as follows:

	2005	2004
Ordinary income	$—	$24,563
     As of December 31, 2004, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank	Dividend Value
	Fund	Fund
Cost of investments	$202,825,386	$15,154,245

Gross tax unrealized appreciation	70,558,627	1,371,996
Gross tax unrealized depreciation	(13,400,481)	(143,609)

Net tax unrealized appreciation	$57,158,146	$1,228,387

Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	—	—

Total distributable earnings	$—	$—

Other accumulated gains/losses	$(276,276)	$(7,995)

Total accumulated earnings/(losses)	$56,881,870	$1,220,392

     The Al Frank Fund had a capital loss carryforward of $165,326 which expires in 2010 and post October losses of $110,950. The Al Frank Dividend Value Fund had a capital loss carryforward of $7,995 which expires in 2012.

Al Frank Funds
NOTICE TO SHAREHOLDERS at June 30, 2005 (Unaudited)
     For the period ended December 31, 2004, certain dividends paid by the Al Frank Dividend Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.
     For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2004 was 100%.
How to Obtain a Copy of the Funds’ Proxy Voting Policies
     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-263-6443 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2005
     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling (888) 263-6443. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.
Quarterly Filings on Form N-Q
     The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
     Information included in the Funds’ Form N-Q is also available by calling (888) 263-6443.

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
www.alfrankfunds.com
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(888) 263-6443
Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202
Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103
Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

Important Information
For customer service including purchase, redemption and exchanges as well as account maintenance issues including change of shareholder privileges and change of address, call our customer service team toll-free at:
1-888-263-6443
The Al Frank Funds website contains a variety of resources for both current and potential shareholders including:
•	Performance through the most recent quarter and month end;

•	Market commentary by John Buckingham;

•	E-mail newsletter sign-up page to receive the Buckingham Report;

•	Forms, including new account forms, IRA and IRA transfer forms; and,

•	Daily Fund Prices.
All of this is available at: www.alfrankfunds.com
Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks,charges and expenses.
Small company investing involves greater volatility, limited liquidity and other risks.
Distributed by Quasar Distributors, LLC. 08/05

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)	/s/ Eric M. Banhazl

Eric M. Banhazl, President

Date 9/6/2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric M. Banhazl

Eric M. Banhazl, President

Date 9/6/2005

By (Signature and Title)*	/s/ Douglas G. Hess

Douglas G. Hess, Treasurer

Date 9/6/2005

* Print the name and title of each signing officer under his or her signature.